1. Nature of Business (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2020	Aug. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net (Loss) Profit	$ (534,755)	$ (867,865)	$ (1,189,522)	$ (6,010,061)	$ (7,467,464)	$ 1,132,970
Accumulated losses	$ (14,820,793)		$ (14,820,793)		$ (13,631,271)	$ (6,163,807)